Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Commitments and Contingencies
26.
Commitments and contingencies

In the normal course of business, in order to meet the needs of its customers, the Group became a party to financial instruments with off-balance sheet risk. Guarantees issued included below represent financial guarantees, where payment is not probable as at the respective reporting date, and therefore have not been recorded in the Consolidated Statements of Financial Position.

The Group’s maximum exposure to credit loss under contingent liabilities and commitments to extend credit, in the event of non-performance by the other party where all counterclaims, collateral or security prove valueless, is represented by the contractual amounts of those instruments.

The Group uses the same credit policy in undertaking contingent commitments as it does for on-balance instruments.

As at 31 December 2024 and 2025, provision for losses on contingent liabilities were KZT Nil and KZT Nil, respectively.

The Group’s contingent liabilities and credit commitments comprised the following:

	2024	2025
	Nominal amount	Nominal amount

Commitments on loans and unused credit lines: Revocable loans	293,401	370,278
Guarantees issued and similar commitments	—	326

Total contingent liabilities and credit commitments	293,401	370,604

Commitments on loans and unused credit lines represent the Group’s revocable commitments to extend loans within unused credit line limits. Those commitments where the borrower has to apply each time it wants to draw the credit facility from unused credit lines and the Group may approve or deny the extension of the credit facility based on the borrower’s financial performance, debt service and other credit risk characteristics are considered revocable. Those commitments where the Group is contractually obligated with no conditions to extend the loan are considered to be irrevocable.

Legal proceedings

From time to time and in the normal course of business, claims against the Group are received from customers and counterparties. The Group recognizes a provision for a material loss from its legal proceedings when payment of such loss is probable and the amount can be estimated reliably. As at 31 December 2024 and 2025, no provision for material losses on legal proceedings was recognized.

Pensions and retirement plans

Employees of the Group receive pension benefits from pension funds in accordance with the laws and regulations of the Republic of Kazakhstan. As at 31 December 2024 and 2025, the Group was not liable for any supplementary pensions, post-retirement health care, insurance benefits, or retirement indemnities to its current or former employees.

Taxes

Due to the presence in Kazakhstani commercial legislation and tax legislation in particular, of provisions allowing more than one interpretation, and also due to the practice developed in a generally unstable environment by the tax authorities of making arbitrary judgment of business activities, if a particular treatment based on management’s judgment of the Group’s business activities is to be challenged by the tax authorities, the Group may be assessed additional taxes, penalties and interest. Such uncertainty may relate to valuation of financial instruments, loss and impairment provisions and market level for deals’ pricing. The Group believes that it has already made all tax payments, and therefore no allowance has been made in the consolidated financial statements. Tax years remain open to review by the tax authorities for five years.